Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sales and Marketing Expenses [Abstract]
Schedule of sales and Marketing Expenses
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Share based payment	1,186	-	-
Salary and related expenses	220	-	-
Professionals’ fees	520	-	-
Other	25	-	-
	1,951	-	-